Portfolio of Investments
Columbia Capital Allocation Conservative Portfolio, October 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 20.0%
	Shares	Value ($)
International 4.6%
Columbia Overseas Core Fund, Institutional 3 Class(a)	1,040,683	8,554,413
U.S. Large Cap 14.1%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	311,386	8,796,643
Columbia Disciplined Core Fund, Institutional 3 Class(a)	729,685	8,807,293
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	576,412	8,813,349
Total		26,417,285
U.S. Small Cap 1.3%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	51,288	1,228,859
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	59,272	1,144,537
Total		2,373,396
Total Equity Funds (Cost $41,780,151)		37,345,094

Fixed Income Funds 68.0%

Emerging Markets 1.4%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	327,956	2,744,995
High Yield 5.8%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	1,056,614	10,788,032
Fixed Income Funds (continued)
	Shares	Value ($)
Investment Grade 60.8%
Columbia Bond Fund, Institutional 3 Class(a)	1,307,311	36,800,793
Columbia Corporate Income Fund, Institutional 3 Class(a)	3,317,885	28,036,124
Columbia Quality Income Fund, Institutional 3 Class(a)	1,324,156	22,868,183
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	2,634,581	25,897,931
Total		113,603,031
Total Fixed Income Funds (Cost $158,457,721)		127,136,058

Money Market Funds 11.7%

Columbia Short-Term Cash Fund, 3.246%(a),(c)	21,874,813	21,866,063
Total Money Market Funds (Cost $21,870,860)		21,866,063
Total Investments in Securities (Cost: $222,108,732)		186,347,215
Other Assets & Liabilities, Net		585,163
Net Assets		186,932,378
At October 31, 2022, securities and/or cash totaling $594,818 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	7	12/2022	USD	614,565	—	(46,064)
MSCI Emerging Markets Index	19	12/2022	USD	810,920	—	(54,516)
Russell 2000 Index E-mini	1	12/2022	USD	92,650	—	(1,862)
S&P 500 Index E-mini	4	12/2022	USD	776,600	—	(18,021)
Total					—	(120,463)

Columbia Capital Allocation Conservative Portfolio | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2022 (Unaudited)
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 38	Morgan Stanley	12/20/2027	1.000	Quarterly	USD	3,832,000	1,636	—	—	1,636	—
Markit CDX North America High Yield Index, Series 39	Morgan Stanley	12/20/2027	5.000	Quarterly	USD	4,281,000	(197,679)	—	—	—	(197,679)
Total							(196,043)	—	—	1,636	(197,679)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	50,464,894	1,295,121	(7,231,534)	(7,727,688)	36,800,793	—	(880,083)	797,176	1,307,311
Columbia Contrarian Core Fund, Institutional 3 Class
	12,170,826	246,068	(1,839,811)	(1,780,440)	8,796,643	—	222,916	—	311,386
Columbia Corporate Income Fund, Institutional 3 Class
	38,695,353	1,175,874	(5,805,604)	(6,029,499)	28,036,124	—	(539,707)	798,870	3,317,885
Columbia Disciplined Core Fund, Institutional 3 Class
	12,118,530	213,241	(1,796,783)	(1,727,695)	8,807,293	—	287,893	—	729,685
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	3,754,056	192,355	(485,220)	(716,196)	2,744,995	—	(90,127)	94,428	327,956
Columbia High Yield Bond Fund, Institutional 3 Class
	14,894,095	627,842	(3,364,425)	(1,369,480)	10,788,032	—	(337,357)	471,703	1,056,614
Columbia Overseas Core Fund, Institutional 3 Class
	12,342,898	578,941	(1,698,170)	(2,669,256)	8,554,413	145,114	95,847	—	1,040,683
Columbia Quality Income Fund, Institutional 3 Class
	32,258,977	893,481	(4,762,648)	(5,521,627)	22,868,183	—	(591,029)	539,419	1,324,156
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	12,129,509	764,654	(1,581,642)	(2,499,172)	8,813,349	470,069	449,218	24,077	576,412
Columbia Select Small Cap Value Fund, Institutional 3 Class
	1,827,412	55,557	(409,226)	(244,884)	1,228,859	—	120,868	—	51,288
Columbia Short-Term Cash Fund, 3.246%
	22,249,505	5,283,955	(5,665,326)	(2,071)	21,866,063	—	(2,338)	219,288	21,874,813
Columbia Small Cap Growth Fund, Institutional 3 Class
	1,467,569	—	—	(323,032)	1,144,537	—	—	—	59,272
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	35,225,179	692,342	(5,894,144)	(4,125,446)	25,897,931	—	(317,984)	336,565	2,634,581
Total	249,598,803			(34,736,486)	186,347,215	615,183	(1,581,883)	3,281,526

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2022.
Currency Legend
USD	US Dollar
2	Columbia Capital Allocation Conservative Portfolio | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2022 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Capital Allocation Conservative Portfolio | Third Quarter Report 2022	3

Portfolio of Investments
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 35.7%
	Shares	Value ($)
International 8.7%
Columbia Overseas Core Fund, Institutional 3 Class(a)	4,031,248	33,136,854
U.S. Large Cap 25.0%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	1,123,046	31,726,059
Columbia Disciplined Core Fund, Institutional 3 Class(a)	2,635,234	31,807,272
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	2,077,595	31,766,425
Total		95,299,756
U.S. Small Cap 2.0%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	175,458	4,203,961
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	188,231	3,634,744
Total		7,838,705
Total Equity Funds (Cost $151,532,378)		136,275,315

Fixed Income Funds 59.0%

Emerging Markets 1.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	688,269	5,760,814
High Yield 6.8%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	2,527,809	25,808,934
Fixed Income Funds (continued)
	Shares	Value ($)
Investment Grade 50.7%
Columbia Bond Fund, Institutional 3 Class(a)	1,768,561	49,784,977
Columbia Corporate Income Fund, Institutional 3 Class(a)	6,405,353	54,125,230
Columbia Quality Income Fund, Institutional 3 Class(a)	2,669,904	46,109,249
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	4,391,681	43,170,223
Total		193,189,679
Total Fixed Income Funds (Cost $280,300,879)		224,759,427

Money Market Funds 5.0%

Columbia Short-Term Cash Fund, 3.246%(a),(c)	19,013,100	19,005,495
Total Money Market Funds (Cost $19,006,695)		19,005,495
Total Investments in Securities (Cost: $450,839,952)		380,040,237
Other Assets & Liabilities, Net		968,466
Net Assets		381,008,703
At October 31, 2022, securities and/or cash totaling $1,357,722 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	11	12/2022	USD	965,745	—	(72,387)
MSCI Emerging Markets Index	77	12/2022	USD	3,286,360	—	(231,585)
Russell 2000 Index E-mini	5	12/2022	USD	463,250	—	(9,310)
S&P 500 Index E-mini	4	12/2022	USD	776,600	—	(18,021)
Total					—	(331,303)

4	Columbia Capital Allocation Moderate Conservative Portfolio | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2022 (Unaudited)
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 38	Morgan Stanley	12/20/2027	1.000	Quarterly	USD	8,460,000	3,613	—	—	3,613	—
Markit CDX North America High Yield Index, Series 39	Morgan Stanley	12/20/2027	5.000	Quarterly	USD	10,031,000	(463,190)	—	—	—	(463,190)
Total							(459,577)	—	—	3,613	(463,190)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	66,690,504	1,522,011	(7,895,962)	(10,531,576)	49,784,977	—	(1,043,871)	1,071,823	1,768,561
Columbia Contrarian Core Fund, Institutional 3 Class
	41,450,060	346,223	(3,619,342)	(6,450,882)	31,726,059	—	985,660	—	1,123,046
Columbia Corporate Income Fund, Institutional 3 Class
	70,918,440	1,796,429	(6,872,059)	(11,717,580)	54,125,230	—	(571,179)	1,500,934	6,405,353
Columbia Disciplined Core Fund, Institutional 3 Class
	41,213,855	346,857	(3,725,393)	(6,028,047)	31,807,272	—	1,008,461	—	2,635,234
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	8,325,021	292,151	(1,335,737)	(1,520,621)	5,760,814	—	(283,160)	211,653	688,269
Columbia High Yield Bond Fund, Institutional 3 Class
	33,562,603	1,126,065	(5,520,048)	(3,359,686)	25,808,934	—	(580,512)	1,092,933	2,527,809
Columbia Overseas Core Fund, Institutional 3 Class
	44,746,601	1,488,898	(3,921,697)	(9,176,948)	33,136,854	538,244	(393,058)	—	4,031,248
Columbia Quality Income Fund, Institutional 3 Class
	62,532,334	1,569,802	(6,687,594)	(11,305,293)	46,109,249	—	(816,887)	1,066,497	2,669,904
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	41,190,761	2,049,195	(3,298,002)	(8,175,529)	31,766,425	1,643,879	977,339	84,199	2,077,595
Columbia Select Small Cap Value Fund, Institutional 3 Class
	5,498,174	76,255	(767,295)	(603,173)	4,203,961	—	221,644	—	175,458
Columbia Short-Term Cash Fund, 3.246%
	20,253,674	12,660,482	(13,909,540)	879	19,005,495	—	(4,822)	193,944	19,013,100
Columbia Small Cap Growth Fund, Institutional 3 Class
	4,660,604	—	—	(1,025,860)	3,634,744	—	—	—	188,231
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	57,453,338	970,488	(8,363,511)	(6,890,092)	43,170,223	—	(475,628)	559,086	4,391,681
Total	498,495,969			(76,784,408)	380,040,237	2,182,123	(976,013)	5,781,069

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2022.
Currency Legend
USD	US Dollar
Columbia Capital Allocation Moderate Conservative Portfolio | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2022 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Capital Allocation Moderate Conservative Portfolio | Third Quarter Report 2022

Portfolio of Investments
Columbia Capital Allocation Moderate Portfolio, October 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 50.7%
	Shares	Value ($)
International 12.7%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	1,804,589	18,966,223
Columbia Overseas Core Fund, Institutional 3 Class(a)	15,037,878	123,611,359
Total		142,577,582
U.S. Large Cap 35.3%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	3,622,106	102,324,489
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	2,020,579	93,148,695
Columbia Large Cap Value Fund, Institutional 3 Class(a)	6,366,062	100,329,133
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	6,703,784	102,500,864
Total		398,303,181
U.S. Small Cap 2.7%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	696,350	16,684,558
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	726,224	14,023,386
Total		30,707,944
Total Equity Funds (Cost $632,295,411)		571,588,707

Fixed Income Funds 46.4%

Emerging Markets 1.8%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	2,409,628	20,168,584
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 10.3%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	11,425,976	116,659,214
Investment Grade 34.3%
Columbia Bond Fund, Institutional 3 Class(a)	4,123,596	116,079,232
Columbia Corporate Income Fund, Institutional 3 Class(a)	14,114,644	119,268,737
Columbia Quality Income Fund, Institutional 3 Class(a)	5,761,645	99,503,609
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	5,285,324	51,954,737
Total		386,806,315
Total Fixed Income Funds (Cost $657,465,822)		523,634,113

Money Market Funds 2.4%

Columbia Short-Term Cash Fund, 3.246%(a),(c)	27,221,595	27,210,707
Total Money Market Funds (Cost $27,207,960)		27,210,707
Total Investments in Securities (Cost: $1,316,969,193)		1,122,433,527
Other Assets & Liabilities, Net		5,093,908
Net Assets		1,127,527,435
At October 31, 2022, securities and/or cash totaling $5,343,976 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	20	12/2022	USD	1,755,900	—	(131,612)
MSCI Emerging Markets Index	293	12/2022	USD	12,505,240	—	(1,182,316)
Russell 2000 Index E-mini	42	12/2022	USD	3,891,300	—	(78,205)
S&P 500 Index E-mini	12	12/2022	USD	2,329,800	—	(54,064)
U.S. Ultra Treasury Bond	66	12/2022	USD	8,425,312	—	(132,844)
Total					—	(1,579,041)

Columbia Capital Allocation Moderate Portfolio | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2022 (Unaudited)
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 38	Morgan Stanley	12/20/2027	1.000	Quarterly	USD	27,894,000	11,911	—	—	11,911	—
Markit CDX North America High Yield Index, Series 39	Morgan Stanley	12/20/2027	5.000	Quarterly	USD	36,967,000	(1,706,983)	—	—	—	(1,706,983)
Total							(1,695,072)	—	—	11,911	(1,706,983)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	157,217,274	3,081,905	(19,697,776)	(24,522,171)	116,079,232	—	(2,662,052)	2,512,550	4,123,596
Columbia Commodity Strategy Fund, Institutional 3 Class
	8,668,609	—	(9,755,588)	1,086,979	—	—	(486,556)	—	—
Columbia Contrarian Core Fund, Institutional 3 Class
	135,676,424	101,545	(11,016,895)	(22,436,585)	102,324,489	—	4,557,474	—	3,622,106
Columbia Corporate Income Fund, Institutional 3 Class
	159,319,055	3,500,057	(17,900,007)	(25,650,368)	119,268,737	—	(1,688,217)	3,330,108	14,114,644
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	27,325,225	753,570	(2,395,186)	(5,515,025)	20,168,584	—	(469,372)	699,668	2,409,628
Columbia Emerging Markets Fund, Institutional 3 Class
	29,738,791	287,733	(152,346)	(10,907,955)	18,966,223	—	35,321	—	1,804,589
Columbia High Yield Bond Fund, Institutional 3 Class
	152,528,124	4,957,344	(25,647,304)	(15,178,950)	116,659,214	—	(2,769,597)	4,937,957	11,425,976
Columbia Large Cap Growth Fund, Institutional 3 Class
	122,223,521	11,901,145	(14,007,094)	(26,968,877)	93,148,695	—	(156,991)	—	2,020,579
Columbia Large Cap Value Fund, Institutional 3 Class
	148,561,330	1,524,394	(35,389,807)	(14,366,784)	100,329,133	—	3,760,857	1,524,312	6,366,062
Columbia Overseas Core Fund, Institutional 3 Class
	167,045,756	2,128,923	(10,273,724)	(35,289,596)	123,611,359	2,023,335	(627,802)	—	15,037,878
Columbia Quality Income Fund, Institutional 3 Class
	137,338,040	2,780,492	(15,947,616)	(24,667,307)	99,503,609	—	(1,815,352)	2,330,857	5,761,645
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	134,891,209	5,745,449	(10,923,277)	(27,212,517)	102,500,864	5,361,946	3,651,901	274,639	6,703,784
Columbia Select Small Cap Value Fund, Institutional 3 Class
	22,686,536	7,253	(3,422,265)	(2,586,966)	16,684,558	—	932,307	—	696,350
Columbia Short-Term Cash Fund, 3.246%
	31,256,942	60,646,399	(64,698,027)	5,393	27,210,707	—	(10,671)	242,421	27,221,595
Columbia Small Cap Growth Fund, Institutional 3 Class
	17,981,306	—	—	(3,957,920)	14,023,386	—	—	—	726,224
8	Columbia Capital Allocation Moderate Portfolio | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	68,846,996	1,032,446	(9,342,944)	(8,581,761)	51,954,737	—	(243,126)	669,023	5,285,324
Total	1,521,305,138			(246,750,410)	1,122,433,527	7,385,281	2,008,124	16,521,535

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2022.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Capital Allocation Moderate Portfolio | Third Quarter Report 2022	9

Portfolio of Investments
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 65.8%
	Shares	Value ($)
International 14.9%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	4,667,728	49,057,818
Columbia Overseas Core Fund, Institutional 3 Class(a)	23,983,222	197,142,085
Total		246,199,903
U.S. Large Cap 47.3%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	7,058,065	199,390,350
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	3,978,230	183,396,407
Columbia Large Cap Value Fund, Institutional 3 Class(a)	12,544,269	197,697,675
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	13,051,399	199,555,887
Total		780,040,319
U.S. Small Cap 3.6%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	1,438,031	34,455,228
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	1,253,961	24,213,990
Total		58,669,218
Total Equity Funds (Cost $1,194,998,665)		1,084,909,440

Fixed Income Funds 31.7%
	Shares	Value ($)
High Yield 9.0%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	14,581,240	148,874,458
Investment Grade 22.7%
Columbia Bond Fund, Institutional 3 Class(a)	2,936,223	82,654,683
Columbia Corporate Income Fund, Institutional 3 Class(a)	15,849,734	133,930,251
Columbia Quality Income Fund, Institutional 3 Class(a)	6,177,927	106,692,800
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	5,203,923	51,154,569
Total		374,432,303
Total Fixed Income Funds (Cost $645,760,958)		523,306,761

Money Market Funds 2.2%

Columbia Short-Term Cash Fund, 3.246%(a),(c)	36,408,126	36,393,563
Total Money Market Funds (Cost $36,390,481)		36,393,563
Total Investments in Securities (Cost: $1,877,150,104)		1,644,609,764
Other Assets & Liabilities, Net		5,634,641
Net Assets		1,650,244,405
At October 31, 2022, securities and/or cash totaling $5,902,098 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	19	12/2022	USD	1,668,105	—	(125,031)
MSCI Emerging Markets Index	724	12/2022	USD	30,900,320	—	(3,610,042)
Russell 2000 Index E-mini	153	12/2022	USD	14,175,450	—	(284,890)
U.S. Ultra Treasury Bond	97	12/2022	USD	12,382,656	—	(195,241)
Total					—	(4,215,204)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	(32)	12/2022	USD	(6,212,800)	35,664	—

10	Columbia Capital Allocation Moderate Aggressive Portfolio | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2022 (Unaudited)
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 39	Morgan Stanley	12/20/2027	5.000	Quarterly	USD	44,497,000	(2,054,687)	—	—	—	(2,054,687)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	108,318,739	1,783,174	(9,737,132)	(17,710,098)	82,654,683	—	(1,282,347)	1,767,092	2,936,223
Columbia Commodity Strategy Fund, Institutional 3 Class
	17,866,978	—	(20,107,365)	2,240,387	—	—	(1,002,847)	—	—
Columbia Contrarian Core Fund, Institutional 3 Class
	255,056,617	89	(14,574,591)	(41,091,765)	199,390,350	—	6,315,656	—	7,058,065
Columbia Corporate Income Fund, Institutional 3 Class
	169,674,190	3,691,055	(11,314,876)	(28,120,118)	133,930,251	—	(1,542,298)	3,644,568	15,849,734
Columbia Emerging Markets Fund, Institutional 3 Class
	76,518,773	422,565	—	(27,883,520)	49,057,818	—	—	—	4,667,728
Columbia High Yield Bond Fund, Institutional 3 Class
	184,676,314	6,114,386	(22,208,731)	(19,707,511)	148,874,458	—	(2,361,718)	6,103,110	14,581,240
Columbia Large Cap Growth Fund, Institutional 3 Class
	223,071,326	24,335,655	(12,900,901)	(51,109,673)	183,396,407	—	(877,004)	—	3,978,230
Columbia Large Cap Value Fund, Institutional 3 Class
	279,874,489	2,918,190	(58,716,956)	(26,378,048)	197,697,675	—	5,876,574	2,918,061	12,544,269
Columbia Overseas Core Fund, Institutional 3 Class
	257,719,925	3,190,120	(8,317,449)	(55,450,511)	197,142,085	3,173,189	(484,339)	—	23,983,222
Columbia Quality Income Fund, Institutional 3 Class
	142,393,724	2,527,029	(11,376,366)	(26,851,587)	106,692,800	—	(1,110,666)	2,468,404	6,177,927
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	252,813,405	10,763,820	(15,642,034)	(48,379,304)	199,555,887	10,239,231	2,986,018	524,453	13,051,399
Columbia Select Small Cap Value Fund, Institutional 3 Class
	40,949,464	2,727	(2,768,813)	(3,728,150)	34,455,228	—	870,492	—	1,438,031
Columbia Short-Term Cash Fund, 3.246%
	37,207,111	101,314,059	(102,133,606)	5,999	36,393,563	—	(12,205)	282,697	36,408,126
Columbia Small Cap Growth Fund, Institutional 3 Class
	31,048,077	—	—	(6,834,087)	24,213,990	—	—	—	1,253,961
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	65,188,840	711,704	(7,142,485)	(7,603,490)	51,154,569	—	(870,443)	647,646	5,203,923
Total	2,142,377,972			(358,601,476)	1,644,609,764	13,412,420	6,504,873	18,356,031

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2022.
Columbia Capital Allocation Moderate Aggressive Portfolio | Third Quarter Report 2022	11

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2022 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
12	Columbia Capital Allocation Moderate Aggressive Portfolio | Third Quarter Report 2022

Portfolio of Investments
Columbia Capital Allocation Aggressive Portfolio, October 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 77.3%
	Shares	Value ($)
International 18.4%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	5,118,706	53,797,599
Columbia Overseas Core Fund, Institutional 3 Class(a)	19,793,669	162,703,960
Total		216,501,559
U.S. Large Cap 54.7%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	5,785,920	163,452,231
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	3,269,893	150,742,079
Columbia Large Cap Value Fund, Institutional 3 Class(a)	10,441,028	164,550,598
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	10,702,843	163,646,469
Total		642,391,377
U.S. Small Cap 4.2%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	1,212,579	29,053,402
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	1,022,770	19,749,690
Total		48,803,092
Total Equity Funds (Cost $962,749,870)		907,696,028

Fixed Income Funds 19.4%
	Shares	Value ($)
High Yield 7.4%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	8,511,907	86,906,573
Investment Grade 12.0%
Columbia Bond Fund, Institutional 3 Class(a)	4,985,714	140,347,849
Total Fixed Income Funds (Cost $277,890,699)		227,254,422

Money Market Funds 2.8%

Columbia Short-Term Cash Fund, 3.246%(a),(c)	33,001,584	32,988,383
Total Money Market Funds (Cost $32,986,035)		32,988,383
Total Investments in Securities (Cost: $1,273,626,604)		1,167,938,833
Other Assets & Liabilities, Net		5,875,461
Net Assets		1,173,814,294
At October 31, 2022, securities and/or cash totaling $6,102,780 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	28	12/2022	USD	2,458,260	—	(184,257)
MSCI Emerging Markets Index	673	12/2022	USD	28,723,640	—	(3,271,234)
Russell 2000 Index E-mini	163	12/2022	USD	15,101,950	—	(303,510)
S&P 500 Index E-mini	160	12/2022	USD	31,064,000	—	(1,473,551)
Total					—	(5,232,552)

Columbia Capital Allocation Aggressive Portfolio | Third Quarter Report 2022	13

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, October 31, 2022 (Unaudited)
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 39	Morgan Stanley	12/20/2027	5.000	Quarterly	USD	29,741,000	(1,373,316)	—	—	—	(1,373,316)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	180,302,915	3,037,602	(12,802,539)	(30,190,129)	140,347,849	—	(1,781,382)	2,984,974	4,985,714
Columbia Commodity Strategy Fund, Institutional 3 Class
	16,549,368	—	(18,624,536)	2,075,168	—	—	(928,892)	—	—
Columbia Contrarian Core Fund, Institutional 3 Class
	206,957,783	565	(12,196,301)	(31,309,816)	163,452,231	—	2,723,670	—	5,785,920
Columbia Emerging Markets Fund, Institutional 3 Class
	81,874,238	2,071,653	—	(30,148,292)	53,797,599	—	—	—	5,118,706
Columbia High Yield Bond Fund, Institutional 3 Class
	104,287,561	3,538,864	(8,698,362)	(12,221,490)	86,906,573	—	(474,899)	3,535,625	8,511,907
Columbia Large Cap Growth Fund, Institutional 3 Class
	183,857,511	19,255,356	(9,408,097)	(42,962,691)	150,742,079	—	95,125	—	3,269,893
Columbia Large Cap Value Fund, Institutional 3 Class
	220,426,356	2,386,451	(31,852,411)	(26,409,798)	164,550,598	—	9,927,283	2,370,737	10,441,028
Columbia Overseas Core Fund, Institutional 3 Class
	211,088,543	2,709,172	(5,515,493)	(45,578,262)	162,703,960	2,613,816	(501,362)	—	19,793,669
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	205,909,972	8,843,976	(9,486,058)	(41,621,421)	163,646,469	8,410,995	4,289,414	430,811	10,702,843
Columbia Select Small Cap Value Fund, Institutional 3 Class
	33,604,630	1,955	(1,443,503)	(3,109,680)	29,053,402	—	720,527	—	1,212,579
Columbia Short-Term Cash Fund, 3.246%
	31,446,018	119,874,411	(118,335,669)	3,623	32,988,383	—	(8,864)	231,494	33,001,584
Columbia Small Cap Growth Fund, Institutional 3 Class
	25,323,787	—	—	(5,574,097)	19,749,690	—	—	—	1,022,770
Total	1,501,628,682			(267,046,885)	1,167,938,833	11,024,811	14,060,620	9,553,641

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2022.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
14	Columbia Capital Allocation Aggressive Portfolio | Third Quarter Report 2022

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